Other Short-Term Debt (Detail) (USD $)	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 31, 2011
Short-term notes, principal balance	$ 390,178			$ 401,178
Promissory notes related to proposed merger		200,000	200,000	325,000	325,000
Accrued interest on short-term notes	27,574			13,646
Total short-term notes and interest	$ 417,752			$ 739,824